Law Offices

Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, Pennsylvania 19103-7098
(215) 564-8000

Direct Dial - (215) 564-8037

February 7, 2013

VIA EDGAR SUBMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Franklin ETF Trust Initial Registration Statement on Form N-1A

Dear Sir/Madam:

Included for initial filing under Section 8 of the Investment Company Act of 1940, as amended (the “1940 Act”), and Section 6 of the Securities Act of 1933, as amended, is the Registration Statement on Form N-1A for Franklin ETF Trust, a statutory trust organized under the laws of the State of Delaware (the “Trust”).  A notification of 1940 Act registration has been filed on behalf of the Trust via EDGAR.

The Trust will operate as an open-end, management investment company, and initially intends to issue shares in one series:  Franklin Short Duration Government ETF (the “Fund”).  Initially, the Fund intends to offer one class of shares, which will be listed on a national securities exchange, as defined in Section 2(a)(26) of the 1940 Act.  The Fund will be diversified for purposes of the 1940 Act.  The Fund will rely on exemptive relief granted by the U.S. Securities and Exchange Commission allowing the Fund to operate as an actively managed exchange-traded fund.

Please direct questions and comments relating to this filing to me at the above number, or in my absence, to J. Stephen Feinour, Jr. at (215) 564-8521.

Sincerely,

/s/ Kristin H. Ives
Kristin H. Ives, Esquire